GENERAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of general [Abstract]
Schedule of Group Licenses

The Group operates under the following licenses that were received from the Israeli Ministry of Communications ("MOC"), the Israeli Civil Administration ("CA") and the Israeli Electricity Authority ("EA"):

	Type of services	Area of service	License owner	Granted by	License valid through	Guarantees made Dec 31, 2021 (NIS millions)
(1)	Cellular	Israel	Partner Communications Company Ltd.	MOC	Feb, 2032	21**
(2)	Cellular	West Bank	Partner Communications Company Ltd.	CA	Feb, 2032	4
(3)	Cellular infrastructure	Israel	P.H.I Networks (2015) Lp.	MOC	Aug, 2025
(4)	ISP	Israel	Partner Communications Company Ltd.	MOC	Mar, 2023
(5)	ISP	West Bank	Partner Communications Company Ltd.	CA	Mar, 2023
(6)	Fixed (incl. ISP, ILD, NTP)	Israel	Partner Land-line Communication Solutions - Limited Partnership	MOC	Jan, 2027	2
(7)	Fixed (incl. ISP, ILD, NTP)	West Bank	Partner Land-line Communication Solutions - Limited Partnership	CA	Jan, 2027	*
(8)	Electric Energy	Israel	Partner Communications Company Ltd.	EA	Oct, 2026	2
*	Representing an amount of less than 1 million.
**	Including guarantees of NIS 16 million with respect to the frequencies tender, see note 17(1).